Short-term bank loans and other debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Short-term bank loans

9. Short-term bank loans and other debt

Short-term bank loans represent amounts due to various banks and are due on the dates indicated below. Short-term bank loans at December 31, 2012 and 2013 consisted of the following:

	December 31,	December 31,
	2012	2013
	US$	US$

Loan from Bank of Zhengzhou
Due December 18, 2013, at 7.20% per annum*	28,637,340	-
Due February 21, 2014, at 7.20% per annum	-	23,290,525
	28,637,340	23,290,525

Loan from China Guangfa Bank
Due December 26, 2013, at 6.00% per annum*	19,091,560	-
	19,091,560
Loan from Industrial and Commercial Bank of China ("ICBC")
Due April 8, 2013, at 7.98% per annum*	4,772,890	-
Due May 8, 2013, at 7.98% per annum*	6,363,853	-
Due May 9, 2013, at 2.80% plus LIBOR*	15,000,000	-
Due November 30, 2014, at 1.90% plus LIBOR**	10,000,000	-
	36,136,743	-

Loan from Beta Capital, LLC
Due September 19, 2013, at 4.25% per annum*	29,200,000	-
	29,200,000	-

Total short-term bank loans and other debt	113,065,643	23,290,525

*   These loans were paid in full during 2013 at their respective maturity dates.

** The US$10.0 million loan that was due on demand by the bank was repaid on May 3, 2013.

As of December 31, 2013, the Group's short-term bank loan is denominated in RMB and is secured by the Group's real estate properties held for lease with net book value of US$17,641,221.

As of December 31, 2012, except when otherwise indicated the Group's short-term bank loans were denominated in RMB and were mainly secured by the Group's real estate under development with net book value of US$24,738,811 and land use rights with net book value of US$ 14,438,201. The two short-term loans from ICBC, amounting to US$15.0 million and US$10.0 million, respectively, were denominated in US$ and were secured by the deposits classified as restricted cash of the equivalent amounts denominated in RMB. The short-term loan from Beta Capital, LLC amounting to US$29.2 million was secured by the New York land purchased, any improvements thereon and any building equipment, materials and supplies owned by 421 Kent Development and any lease and rents from the property.

The weighted average interest rate on short-term bank loans and other debt as of December 31, 2013 was 7.2% (December 31, 2012: 5.31%).